INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 21,761,359		$ 29,568,305
Land		3,183,588		3,903,489
Other assets		7,521,845		10,795,084
Operating Limited Partnerships Assets		32,466,792		44,266,878
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		49,589,030		60,384,689
Accounts payable and accrued expenses		1,586,166		5,192,518
Other liabilities		2,459,784		2,831,188
Operating Limited Partnerships Liabilities		53,634,980		68,408,395
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	$ (21,181,424)	(21,181,424)	$ (24,145,358)	(24,145,358)
Other partners		13,236		3,841
Operating Limited Partnerships Partners Capital		(21,168,188)		(24,141,517)
Operating Limited Partnerships Liabilities And Stockholders Equity		32,466,792		44,266,878
Series 15 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,938,014		4,806,190
Land		635,918		684,856
Other assets		2,262,377		2,285,357
Operating Limited Partnerships Assets		6,836,309		7,776,403
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		11,286,992		12,126,820
Accounts payable and accrued expenses		197,651		206,977
Other liabilities		212,111		246,198
Operating Limited Partnerships Liabilities		11,696,754		12,579,995
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(4,961,457)	(4,961,457)	(4,932,352)	(4,932,352)
Other partners		101,012		128,760
Operating Limited Partnerships Partners Capital		(4,860,445)		(4,803,592)
Operating Limited Partnerships Liabilities And Stockholders Equity		6,836,309		7,776,403
Series 16 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		8,446,974		11,930,712
Land		1,094,624		1,288,687
Other assets		3,028,240		5,278,428
Operating Limited Partnerships Assets		12,569,838		18,497,827
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		16,669,540		21,602,240
Accounts payable and accrued expenses		150,036		3,687,571
Other liabilities		618,411		713,482
Operating Limited Partnerships Liabilities		17,437,987		26,003,293
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(4,962,510)	(4,962,510)	(7,668,936)	(7,668,936)
Other partners		94,361		163,470
Operating Limited Partnerships Partners Capital		(4,868,149)		(7,505,466)
Operating Limited Partnerships Liabilities And Stockholders Equity		12,569,838		18,497,827
Series 17 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		2,052,766		5,080,072
Land		326,600		803,500
Other assets		720,476		1,471,554
Operating Limited Partnerships Assets		3,099,842		7,355,126
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,206,589		10,083,602
Accounts payable and accrued expenses		537,964		671,726
Other liabilities		296,885		613,348
Operating Limited Partnerships Liabilities		6,041,438		11,368,676
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(3,037,016)	(3,037,016)	(3,957,718)	(3,957,718)
Other partners		95,420		(55,832)
Operating Limited Partnerships Partners Capital		(2,941,596)		(4,013,550)
Operating Limited Partnerships Liabilities And Stockholders Equity		3,099,842		7,355,126
Series 18 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		5,505,374		5,800,183
Land		856,966		856,966
Other assets		1,055,463		1,226,998
Operating Limited Partnerships Assets		7,417,803		7,884,147
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		11,504,690		11,609,745
Accounts payable and accrued expenses		469,370		399,968
Other liabilities		743,446		637,481
Operating Limited Partnerships Liabilities		12,717,506		12,647,194
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(5,049,886)	(5,049,886)	(4,553,275)	(4,553,275)
Other partners		(249,817)		(209,772)
Operating Limited Partnerships Partners Capital		(5,299,703)		(4,763,047)
Operating Limited Partnerships Liabilities And Stockholders Equity		7,417,803		7,884,147
Series 19 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		1,818,231		1,951,148
Land		269,480		269,480
Other assets		455,289		532,747
Operating Limited Partnerships Assets		2,543,000		2,753,375
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		4,921,219		4,962,282
Accounts payable and accrued expenses		231,145		226,276
Other liabilities		588,931		620,679
Operating Limited Partnerships Liabilities		5,741,295		5,809,237
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	$ (3,170,555)	(3,170,555)	$ (3,033,077)	(3,033,077)
Other partners		(27,740)		(22,785)
Operating Limited Partnerships Partners Capital		(3,198,295)		(3,055,862)
Operating Limited Partnerships Liabilities And Stockholders Equity		$ 2,543,000		$ 2,753,375